May 19, 2011

                          TOUCHSTONE FUNDS GROUP TRUST

                        TOUCHSTONE TOTAL RETURN BOND FUND

  SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2011, AS AMENDED FROM TIME TO TIME

On May 19, 2011, the Board of Trustees of Touchstone Funds Group Trust approved EARNEST Partners LLC as sub-advisor to the Touchstone Total Return Bond Fund.










                    P.O. Box 5354 o Cincinnati, OH 45201-5354
                Ph: 800.543.0407 o www.TouchstoneInvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)


               Please retain this Supplement for future reference.

                                                       TSF-56-TFGT-TCPAX-S9-1101